Debt (AerCap trust & AICDC notes) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Feb. 28, 2021	Nov. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020
Maturities of Long-term Debt [Abstract]
2021				$ 2,373,410,000
2022				4,802,146,000
2023				5,143,315,000
2024				4,265,320,000
2025				5,857,331,000
Thereafter				6,473,712,000
Commitment				34,531,538,000
Redemption of debt				11,560,015,000	$ 6,504,830,000	$ 4,360,520,000
Loss on debt extinguishment				118,460,000	0	$ 0
Unsecured
Maturities of Long-term Debt [Abstract]
Debt				15,776,730,000	17,523,093,000
Commitment				20,705,014,000
Unsecured | AerCap Trust (c) & AICDC (d) Notes
Maturities of Long-term Debt [Abstract]
2021				1,131,426,000
2022				1,365,700,000
2023				2,450,000,000
2024				2,550,000,000
2025				2,650,000,000
Thereafter				2,650,000,000
Debt				$ 12,797,126,000	$ 12,500,000,000
Redemption price of debt instrument, percentage				100.00%
Commitment				$ 12,797,126,000
Unsecured | AerCap Trust (c) & AICDC (d) Notes | Minimum
Maturities of Long-term Debt [Abstract]
Stated interest rate				2.875%
Unsecured | AerCap Trust (c) & AICDC (d) Notes | Maximum
Maturities of Long-term Debt [Abstract]
Stated interest rate				6.50%
Unsecured | Senior Notes Due 2020
Maturities of Long-term Debt [Abstract]
Debt								$ 999,000,000.0		$ 500,000,000.0
Stated interest rate								4.625%	8.25%	4.25%
Commitment									$ 742,100,000
Unsecured | Senior Notes Due 2025
Maturities of Long-term Debt [Abstract]
Stated interest rate										6.50%
Commitment										$ 1,250,000,000
Unsecured | Senior Notes Due 2023
Maturities of Long-term Debt [Abstract]
Stated interest rate									4.50%
Commitment									$ 1,250,000,000
Unsecured | 4.5% Senior Notes Due 2021
Maturities of Long-term Debt [Abstract]
Stated interest rate			4.50%
Redemption of debt			$ 556,000,000.0
Unsecured | 5.0% Senior Notes Due 2021
Maturities of Long-term Debt [Abstract]
Stated interest rate			5.00%
Redemption of debt			$ 513,700,000
Unsecured | 4.45% Senior Notes Due 2021
Maturities of Long-term Debt [Abstract]
Stated interest rate			4.45%
Redemption of debt			$ 398,900,000
Unsecured | Senior Notes due 2021
Maturities of Long-term Debt [Abstract]
Stated interest rate									4.625%
Commitment									$ 334,500,000
Redemption of debt			$ 1,500,000,000
Unsecured | Senior Notes Due 2024
Maturities of Long-term Debt [Abstract]
Stated interest rate			3.15%
Commitment			$ 900,000,000.0
Unsecured | Senior Notes Due 2027
Maturities of Long-term Debt [Abstract]
Stated interest rate			4.625%
Commitment			$ 600,000,000.0
Unsecured | 3.95% Senior Notes Due 2022
Maturities of Long-term Debt [Abstract]
Stated interest rate		3.95%
Redemption of debt		$ 484,400,000
Unsecured | 3.5% Senior Notes Due 2022
Maturities of Long-term Debt [Abstract]
Stated interest rate		3.50%
Redemption of debt		$ 232,800,000
Unsecured | Senior Notes Due 2022
Maturities of Long-term Debt [Abstract]
Stated interest rate									8.625%
Commitment									$ 365,700,000
Redemption of debt		$ 749,300,000
Senior Notes | Senior Notes due 2021 | Subsequent Event
Maturities of Long-term Debt [Abstract]
Stated interest rate	4.50%
Redemption of debt	$ 544,000,000.0
Senior Notes | Senior Notes due 2026 | Subsequent Event
Maturities of Long-term Debt [Abstract]
Stated interest rate							1.75%
Aggregate principal amount							$ 1,000,000,000.0